Details of the Statements of Profit or Loss and other Comprehensive Income - Schedule of Financing Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financing Income [Abstract]
Interest income	€ 2,314	€ 2,495	€ 2,015
Gain from revaluation of derivatives and warrants	562	1,140	251
Gain from exchange rate differences, net			6,732
Total financing income	€ 2,876	€ 3,635	€ 8,998